Loans and Other Borrowings - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Fair value of listed bonds and other long-term borrowings	£ 14,275	£ 12,713	£ 14,761
Principal Repayment at Hedged Rates [Member]
Disclosure of detailed information about borrowings [Line Items]
Principal repayments of loans and borrowings at hedged rate	13,175	10,980	13,752
At Fair Value [Member]
Disclosure of detailed information about borrowings [Line Items]
Fair value of listed bonds and other long-term borrowings	14,878	13,496	14,500
Fair value of finance leases	£ 253	£ 273	£ 284